Financial Instruments - Derivative Instruments not designated as hedging instruments - Location of Gain/(Loss) Recognized (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments not designated as hedging instruments
Interest rate swaps	$ (82,160)	$ 0	$ 0
Warrant liability	(1,274,100)	0	0
Gain / Loss on derivatives not designated as hedging instruments	1,191,940	0	0
Loss on derivatives
Derivative Instruments not designated as hedging instruments
Interest rate swaps	(82,160)	0	0
Fair value change of warrants
Derivative Instruments not designated as hedging instruments
Warrant liability	$ 1,274,100	$ 0	$ 0